Borrowings - Principal Payments Due (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long Term Debt By Maturity [Abstract]
2014	$ 6,373
2015	14,142
2016	20,624
2017	76,436
2018	420,223
2019 and thereafter	0
Total	$ 537,798